Financial instruments - Disclosure of detailed information about nature and extent of risks arising from financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 105,775	$ 55,270	$ 56,111
Receivables	104	1,060
Accounts payable and accrued liabilities	(64,348)	(11,863)
Lease liabilities	(38,872)	(203)	$ (314)
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Net exposure to foreign currency	(100)	(800)
Foreign currency risk [Member] | C$ [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	220	1,329
Receivables	53	33
Value added tax receivables	0
Accounts payable and accrued liabilities	(1,901)	(2,740)
Long-term incentive plan liabilities	(10,640)	(8,559)
Lease liabilities	(117)	(270)
Net exposure to foreign currency	(12,385)	(10,207)
Foreign currency risk [Member] | GHS [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	118,772
Receivables	941
Value added tax receivables	122,325
Accounts payable and accrued liabilities	(121,094)
Long-term incentive plan liabilities	0
Lease liabilities	0
Net exposure to foreign currency	120,944
Foreign currency risk [Member] | ZAR [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		742
Receivables		0
Accounts payable and accrued liabilities		(432)
Long-term incentive plan liabilities		0
Lease liabilities		0
Net exposure to foreign currency		310
Foreign currency risk [Member] | XOF [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		5,811
Receivables		0
Accounts payable and accrued liabilities		(36,771)
Long-term incentive plan liabilities		0
Lease liabilities		0
Net exposure to foreign currency		(30,960)
Foreign currency risk [Member] | USD Equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	8,232	1,070
Receivables	101	25
Value added tax receivables	8,328
Accounts payable and accrued liabilities	(9,529)	(2,152)
Long-term incentive plan liabilities	(7,405)	(6,457)
Lease liabilities	(83)	(203)
Net exposure to foreign currency	$ (356)	$ (7,717)